[INVESTORS BANK & TRUST
                              200 CLAREDON STREET
                               BOSTON, MA 02116]
December 5, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             ISHARES TRUST (THE "TRUST"), FILE NOS. 333-92935 AND 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectus and statement of additional information for the Trust dated December 1, 2003, do not differ from that contained in Post-Effective Amendment No. 27 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 28, 2003.

Please address all questions regarding this filing to the undersigned at (617) 937-7264.



Very truly yours,

/s/ Susan C. Mosher

Susan C. Mosher, Esq.